INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Technology USD ($)	Dec. 31, 2014 Technology CNY	Dec. 31, 2013 Technology CNY	Dec. 31, 2014 Non-compete agreement USD ($)	Dec. 31, 2014 Non-compete agreement CNY	Dec. 31, 2013 Non-compete agreement CNY	Dec. 31, 2014 Customer relationship USD ($)	Dec. 31, 2014 Customer relationship CNY	Dec. 31, 2013 Customer relationship CNY	Dec. 31, 2013 User generated content CNY	Dec. 31, 2014 Domain name, trademark and online video license USD ($)	Dec. 31, 2014 Domain name, trademark and online video license CNY	Dec. 31, 2013 Domain name, trademark and online video license CNY	Dec. 31, 2014 Cayman Islands	Dec. 31, 2014 British Virgin Island StarCloud	Dec. 31, 2014 PRC	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2014 PRC HNTE	Dec. 31, 2013 PRC HNTE 1Verge Internet	Dec. 31, 2012 PRC HNTE 1Verge Internet	Dec. 31, 2011 PRC HNTE 1Verge Internet	Dec. 31, 2010 PRC HNTE 1Verge Internet	Dec. 31, 2014 PRC SE	Dec. 31, 2014 PRC SE 1Verge Internet	Dec. 31, 2018 PRC SE 1Verge Internet Future	Dec. 31, 2017 PRC SE 1Verge Internet Future	Dec. 31, 2016 PRC SE 1Verge Internet Future	Dec. 31, 2015 PRC SE 1Verge Internet Future
INCOME TAXES
Withholding tax rate (as a percent)																		0.00%	0.00%
Income tax rate (as a percent)																				25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)																											15.00%	15.00%	15.00%	15.00%	15.00%		0.00%	12.50%	12.50%	12.50%	0.00%
Exemption period for income tax rate																																2 years
Half tax reduction period																																3 years
Withholding tax rate (as a percent)																				10.00%
Loss before income tax
Non-PRC	$ (109,363)	(678,555)	(387,433)	(453,081)
PRC	(17,268)	(107,144)	(212,002)	46,874
Loss before income taxes	(126,631)	(785,699)	(599,435)	(406,207)
Components of income tax expense or (benefit)
Current income tax expense	8,355	51,837	3,377	6,537
Deferred income tax benefit	(2)	(10)	(2,704)	(9,953)
Income tax (benefit) expense	8,353	51,827	673	(3,416)
Reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss
Income tax benefit at PRC statutory rate	(31,658)	(196,425)	(149,859)	(101,552)
International tax rate difference	27,492	170,574	97,500	114,650
Other adjustments	892	5,536	1,422	254
Permanent difference	(4,557)	(28,275)	(4,480)	(4,341)
Change in unrecognized tax benefit	(3,003)	(18,630)	7,557	775
Effect of preferential tax treatment			10,351	7,086
Tax holiday	(1,152)	(7,147)
Effect of tax rate change on deferred taxes	75	464	10,957	(7,542)
Expired net operating losses	4,475	27,765	44,152	17,652
Change in valuation allowance	15,789	97,965	(16,927)	(30,398)
Income tax (benefit) expense	8,353	51,827	673	(3,416)
Deferred tax assets, current portion:
Advertising expenses	11	69	77
Accrued payroll	9,216	57,181	30,481
Accrued expenses	9,321	57,834	15,269
Revenue on last deliverable basis			4,363
Bad debt provision	3,833	23,783	38,573
Others	619	3,840	3,844
Valuation allowance	(22,632)	(140,424)	(87,055)
Deferred tax assets, current portion, net	368	2,283	5,552
Deferred tax assets, non-current portion:
Net operating losses carried forward	29,597	183,638	152,258
Copyrights amortization	27,655	171,590	149,187
Impairment of intangible assets and fixed assets	98	611	8,514
Valuation allowance	(56,113)	(348,159)	(303,563)
Deferred tax assets, non-current portion, net	1,237	7,680	6,396
Deferred tax liabilities, non-current portion
Deferred tax liabilities, Intangible assets					(407)	(2,525)	(3,291)	(49)	(302)	(728)	(606)	(3,758)	(4,899)	(1,398)	(34,059)	(211,325)	(211,325)
Fixed assets (accumulated depreciation)	(543)	(3,378)	(1,642)
Deferred tax liabilities, non-current portion	(35,664)	(221,288)	(223,283)
Deferred tax liabilities, non-current portion, net	(34,427)	(213,608)	(216,887)
Operating loss carry forwards
Net operating loss available carry forwards per income tax returns	120,701	748,902
Unrecognized tax benefits
Beginning balance	40,893	253,723	99,613	22,076
Addition from acquisitions				80,870
Additions based on tax position of the current year	32,015	198,641	164,448	775
Reductions for tax positions of the current year	(47,223)	(293,000)	(8,729)	(3,882)
Reductions due to lapse of applicable statute of limitations	(3,003)	(18,630)	(1,609)	(226)
Ending balance	22,682	140,734	253,723	99,613
Unrecognized tax benefits that would impact effective tax rate, if recognized	$ 2,661	16,513	7,033	775